Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of Reconciliation of Shareholders' Equity Movement

	Number of Shares	$

As at January 1, 2023	58,300,082	3,101
Transactions with shareholders
Lifezone Holdings restricted stock units exercised	2,819,653	150
Lifezone Holdings share options, net settled exercised	1,560,396	83
	4,380,049	233

Total Lifezone Holdings Limited shares prior to share exchange	62,680,131	3,334

Share exchange transaction
Total Lifezone Holdings shares exchanged for Lifezone shares	(62,680,131)	(3,334)
Exchanged for Issue of Lifezone shares	62,680,131	6,268
Previous GoGreen Sponsor shareholders	6,468,600	647
Previous GoGreen public shareholders	1,527,554	153
PIPE Investors	7,017,317	702
Simulus Vendors	500,000	50
	78,193,602	7,820

Issue of shares from warrants exercised	76,350	8

As at December 31, 2023	78,269,952	7,828

Issue of shares on vesting of RSUs	760,439	76
Issue of shares to debenture holders	89,181	9
	849,620	85

As at December 31, 2024	79,119,572	7,913

Schedule of Classification of Warrants at the Time of Inception
The fair value of both the Public Warrants and Private Placement Warrants outstanding have been independently valued using a Black-Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model are as below:

Inputs

Valuation date – date of warrant assumption	July 5, 2023
Unit issuance date	October 21, 2021
Announcement date	December 13, 2022
Business Combination date	July 5, 2023
Exercise date	August 4, 2023
Expiration date	July 5, 2028
First trading date	December 13, 2021
Stock price as of measurement date	$11.44
Strike price	$11.50
Risk-free rate (5.00 Years)	4.16%
Redemption threshold price	$18.00
Days above threshold price (automatic redemption)	20
Days above measurement period	30
Probability of acquisition	100%

Schedule of Fair Value of Outstanding Warrants
The number of outstanding Public Warrants as at December 31, 2024, is as follows:

Number of Warrants
Balance as at January 1, 2023	-
Issued during the year ($11.50 per warrant)	13,800,000
Exercised	(76,350)
Outstanding as at December 31, 2023	13,723,650
Outstanding as at December 31, 2024	13,723,650
The number of Private Placement Warrants as at December 31, 2024, is as follows:

Number of Warrants
Balance as at January 1, 2023	-
Issued during the year ($11.50 per warrant)	667,500
Outstanding as at December 31, 2023	667,500
Outstanding as at December 31, 2024	667,500